Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 89.07%
FHLMC Multifamily Structured Pass-Through Certificates Series KF46 Class A (30 Day Average U.S. SOFR+0.33%)±	5.65%	3-25-2028	$82,422	$81,588
FHLMC Multifamily Structured Pass-Through Certificates Series KF85 Class AL (30 Day Average U.S. SOFR+0.41%)±	5.73	8-25-2030	174,161	172,189
FHLMC Multifamily Structured Pass-Through Certificates Series KX04 Class AFL (30 Day Average U.S. SOFR+0.44%)±	5.76	3-25-2030	1,047,033	1,036,852
FHLMC Multifamily Structured Pass-Through Certificates Series Q016 Class APT2±±	1.48	5-25-2051	3,635,275	3,205,876
FHLMC STRIPS Series 20 Class F±±	4.49	7-1-2029	816	822
FHLMC STRIPS Series 264 Class F1 (30 Day Average U.S. SOFR+0.66%)±	5.99	7-15-2042	539,200	519,782
FHLMC STRIPS Series 319 Class F1 (30 Day Average U.S. SOFR+0.56%)±	5.89	11-15-2043	773,289	742,841
FHLMC STRIPS Series 350 Class F2 (30 Day Average U.S. SOFR+0.46%)±	5.00	9-15-2040	2,085,644	2,035,625
FHLMC Structured Pass-Through Certificates Series T-15 Class A6 (30 Day Average U.S. SOFR+0.51%)±	5.84	11-25-2028	67,433	67,244
FHLMC Structured Pass-Through Certificates Series T-16 Class A (30 Day Average U.S. SOFR+0.46%)±	5.79	6-25-2029	729,527	691,838
FHLMC Structured Pass-Through Certificates Series T-20 Class A7 (30 Day Average U.S. SOFR+0.41%)±	5.74	12-25-2029	1,667,396	1,614,279
FHLMC Structured Pass-Through Certificates Series T-21 Class A (30 Day Average U.S. SOFR+0.47%)±	5.80	10-25-2029	323,350	328,116
FHLMC Structured Pass-Through Certificates Series T-24 Class A (30 Day Average U.S. SOFR+0.41%)±	5.74	6-25-2030	84,975	84,781
FHLMC Structured Pass-Through Certificates Series T-27 Class A (30 Day Average U.S. SOFR+0.41%)±	5.74	10-25-2030	602,597	597,048
FHLMC Structured Pass-Through Certificates Series T-30 Class A7 (30 Day Average U.S. SOFR+0.35%)±	5.68	12-25-2030	511,707	477,898
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	5.72	9-25-2031	982,542	983,748
FHLMC Structured Pass-Through Certificates Series T-48 Class 2A±±	4.05	7-25-2033	897,383	817,810
FHLMC Structured Pass-Through Certificates Series T-54 Class 4A±±	4.16	2-25-2043	498,727	446,395
FHLMC Structured Pass-Through Certificates Series T-55 Class 1A1	6.50	3-25-2043	28,095	28,046
FHLMC Structured Pass-Through Certificates Series T-56 Class 3AF (30 Day Average U.S. SOFR+1.11%)±	6.44	5-25-2043	735,942	732,506
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	6.13	10-25-2044	1,310,310	1,164,208
FHLMC Structured Pass-Through Certificates Series T-63 Class 1A1 (12 Month Treasury Average+1.20%)±	6.13	2-25-2045	1,177,630	1,096,027
FHLMC Structured Pass-Through Certificates Series T-66 Class 2A1±±	5.10	1-25-2036	783,373	720,202
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	4.18	3-25-2036	1,861,739	1,704,832
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	4.29	3-25-2036	1,826,787	1,689,753
FHLMC (1 Year Treasury Constant Maturity+1.19%)±	3.97	4-1-2030	4,042	3,968
FHLMC (1 Year Treasury Constant Maturity+1.87%)±	5.51	5-1-2035	210,204	207,796
FHLMC (1 Year Treasury Constant Maturity+1.95%)±	5.23	8-1-2033	283,141	278,791
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 1

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+1.99%)±	6.11%	11-1-2034	$26,249	$25,759
FHLMC (1 Year Treasury Constant Maturity+2.03%)±	3.49	3-1-2025	3,671	3,607
FHLMC (1 Year Treasury Constant Maturity+2.06%)±	5.37	12-1-2035	133,411	131,796
FHLMC (1 Year Treasury Constant Maturity+2.10%)±	5.23	10-1-2037	293,000	293,883
FHLMC (1 Year Treasury Constant Maturity+2.16%)±	4.48	6-1-2033	241,337	235,815
FHLMC (1 Year Treasury Constant Maturity+2.17%)±	5.23	5-1-2037	18,795	18,754
FHLMC (1 Year Treasury Constant Maturity+2.19%)±	4.70	6-1-2036	233,870	238,034
FHLMC (1 Year Treasury Constant Maturity+2.20%)±	4.86	1-1-2037	252,673	248,302
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	4.34	12-1-2033	258,009	253,785
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	4.35	2-1-2034	217,682	213,886
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	4.36	2-1-2034	31,782	31,122
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	4.85	4-1-2034	66,224	65,293
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	5.23	4-1-2034	37,219	36,996
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	5.47	5-1-2038	199,060	197,471
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.23	11-1-2026	25,680	25,408
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	4.54	8-1-2027	1,928	1,901
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	5.24	3-1-2027	15,862	15,704
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	5.54	4-1-2036	92,243	91,739
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	4.38	2-1-2036	52,526	51,701
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	4.72	4-1-2038	272,875	272,705
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.01	1-1-2037	20,620	21,021
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.12	2-1-2036	1,692,249	1,714,724
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.25	5-1-2034	94,309	93,838
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.42	6-1-2035	24,945	25,315
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.83	5-1-2034	24,331	24,426
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.84	12-1-2034	83,217	82,314
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.27	9-1-2033	36,942	37,937
FHLMC (1 Year Treasury Constant Maturity+2.26%)±	5.29	9-1-2038	1,461,339	1,484,165
FHLMC (1 Year Treasury Constant Maturity+2.26%)±	5.59	4-1-2037	897,426	916,418
FHLMC (1 Year Treasury Constant Maturity+2.26%)±	5.61	7-1-2038	4,406,595	4,469,956
FHLMC (1 Year Treasury Constant Maturity+2.27%)±	5.55	9-1-2036	4,418,595	4,492,193
FHLMC (1 Year Treasury Constant Maturity+2.27%)±	6.40	11-1-2029	23,849	23,590
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	5.72	1-1-2035	111,642	109,795
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.25	7-1-2034	79,495	78,170
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.28	10-1-2036	40,648	40,122
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	4.93	9-1-2033	128,898	127,184
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	5.87	11-1-2027	109,207	108,163
FHLMC (1 Year Treasury Constant Maturity+2.31%)±	6.11	7-1-2027	87,697	87,547
FHLMC (1 Year Treasury Constant Maturity+2.34%)±	5.50	4-1-2032	585,717	586,034
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	5.63	10-1-2033	259,428	255,993
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	6.35	7-1-2038	132,141	131,352
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	3.97	7-1-2031	25,360	24,556
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	4.75	2-1-2035	233,210	228,548
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	5.36	4-1-2038	568,033	567,592
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	5.87	1-1-2028	716	708
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.36	1-1-2028	2,242	2,221
FHLMC (1 Year Treasury Constant Maturity+2.38%)±	5.32	2-1-2034	1,178,150	1,187,900
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	5.20	1-1-2037	438,796	447,210
See accompanying notes to portfolio of investments
2 | Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	5.22%	11-1-2029	$32,160	$31,714
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	5.45	7-1-2029	10,777	10,714
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.40	7-1-2031	27,070	26,816
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.40	9-1-2031	25,596	25,346
FHLMC (1 Year Treasury Constant Maturity+2.41%)±	5.71	6-1-2035	179,511	181,100
FHLMC (1 Year Treasury Constant Maturity+2.43%)±	5.43	6-1-2025	9,814	9,668
FHLMC (1 Year Treasury Constant Maturity+2.44%)±	4.82	4-1-2029	3,080	3,028
FHLMC (1 Year Treasury Constant Maturity+2.44%)±	4.93	4-1-2034	74,868	73,608
FHLMC (1 Year Treasury Constant Maturity+2.47%)±	6.22	7-1-2034	88,631	87,734
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	4.23	10-1-2024	3,738	3,709
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	4.60	6-1-2030	14,291	14,077
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	4.73	2-1-2030	18,032	17,927
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	4.91	6-1-2030	46,764	45,848
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	5.60	6-1-2035	120,570	120,061
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.17	6-1-2030	104,023	103,150
FHLMC (1 Year Treasury Constant Maturity+2.49%)±	6.60	12-1-2032	50,529	49,993
FHLMC (1 Year Treasury Constant Maturity+2.52%)±	3.84	11-1-2029	34,335	32,943
FHLMC (1 Year Treasury Constant Maturity+2.55%)±	4.67	9-1-2029	15,391	15,142
FHLMC (1 Year Treasury Constant Maturity+2.60%)±	5.60	6-1-2032	113,759	113,169
FHLMC (1 Year Treasury Constant Maturity+2.61%)±	3.99	9-1-2030	22,343	21,284
FHLMC (1 Year Treasury Constant Maturity+2.69%)±	6.53	5-1-2028	52,663	51,945
FHLMC (1 Year Treasury Constant Maturity+2.83%)±	5.86	9-1-2030	12,132	12,052
FHLMC (11th District COFI+1.25%)±	4.07	1-1-2030	1,673	1,618
FHLMC (11th District COFI+1.25%)±	4.07	7-1-2030	63,821	61,601
FHLMC (11th District COFI+1.25%)±	4.68	11-1-2030	6,549	6,357
FHLMC (11th District COFI+1.28%)±	4.17	2-1-2035	13,346	13,179
FHLMC (11th District COFI+2.57%)±	4.31	12-1-2025	4,201	4,162
FHLMC (12 Month Treasury Average+1.93%)±	4.53	5-1-2028	40,224	39,596
FHLMC (12 Month Treasury Average+2.45%)±	5.02	10-1-2029	45,295	44,702
FHLMC (12 Month Treasury Average+2.52%)±	5.77	6-1-2028	15,370	15,154
FHLMC (3 Year Treasury Constant Maturity+2.40%)±	5.43	5-1-2031	52,038	51,042
FHLMC (3 Year Treasury Constant Maturity+2.44%)±	5.10	5-1-2032	52,836	52,043
FHLMC (3 Year Treasury Constant Maturity+2.83%)±	4.42	6-1-2035	149,662	147,380
FHLMC (30 Day Average U.S. SOFR+0.26%)±	5.58	7-1-2031	3,500,000	3,473,322
FHLMC (5 Year Treasury Constant Maturity+2.13%)±	4.00	8-1-2029	2,919	2,887
FHLMC (5 Year Treasury Constant Maturity+2.44%)±	3.57	8-1-2027	14,790	14,252
FHLMC (RFUCCT1Y+1.51%)±	5.76	2-1-2037	40,359	39,909
FHLMC (RFUCCT1Y+1.61%)±	5.21	7-1-2044	75,901	76,784
FHLMC (RFUCCT1Y+1.62%)±	2.87	11-1-2047	2,198,416	2,091,540
FHLMC (RFUCCT1Y+1.62%)±	4.90	7-1-2045	390,411	394,116
FHLMC (RFUCCT1Y+1.64%)±	2.62	6-1-2050	2,307,110	2,059,177
FHLMC (RFUCCT1Y+1.67%)±	4.17	8-1-2035	106,666	105,343
FHLMC (RFUCCT1Y+1.73%)±	4.44	5-1-2037	466,544	473,065
FHLMC (RFUCCT1Y+1.73%)±	5.06	1-1-2035	139,194	137,902
FHLMC (RFUCCT1Y+1.74%)±	5.74	12-1-2036	106,934	109,132
FHLMC (RFUCCT1Y+1.75%)±	4.91	5-1-2033	43,259	42,670
FHLMC (RFUCCT1Y+1.75%)±	5.03	4-1-2035	73,278	72,003
FHLMC (RFUCCT1Y+1.75%)±	5.71	6-1-2033	148,615	147,685
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 3

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (RFUCCT1Y+1.77%)±	5.01%	9-1-2037	$125,942	$128,311
FHLMC (RFUCCT1Y+1.77%)±	5.08	9-1-2039	632,489	644,612
FHLMC (RFUCCT1Y+1.77%)±	5.33	10-1-2036	130,119	132,746
FHLMC (RFUCCT1Y+1.77%)±	5.59	10-1-2035	360,518	357,637
FHLMC (RFUCCT1Y+1.77%)±	6.02	6-1-2035	117,398	115,552
FHLMC (RFUCCT1Y+1.77%)±	7.01	8-1-2042	100,080	102,260
FHLMC (RFUCCT1Y+1.78%)±	5.85	11-1-2035	76,464	76,403
FHLMC (RFUCCT1Y+1.80%)±	5.12	8-1-2037	563,714	574,656
FHLMC (RFUCCT1Y+1.80%)±	5.23	1-1-2040	890,878	912,926
FHLMC (RFUCCT1Y+1.80%)±	5.28	10-1-2043	2,161,204	2,199,120
FHLMC (RFUCCT1Y+1.81%)±	4.45	4-1-2035	380,176	377,770
FHLMC (RFUCCT1Y+1.81%)±	4.47	5-1-2039	182,167	180,554
FHLMC (RFUCCT1Y+1.81%)±	5.13	9-1-2037	114,894	117,379
FHLMC (RFUCCT1Y+1.83%)±	5.21	4-1-2037	42,960	42,245
FHLMC (RFUCCT1Y+1.83%)±	5.77	6-1-2043	2,491,684	2,557,876
FHLMC (RFUCCT1Y+1.85%)±	4.78	9-1-2036	191,403	190,753
FHLMC (RFUCCT1Y+1.85%)±	5.29	7-1-2038	480,523	489,092
FHLMC (RFUCCT1Y+1.86%)±	4.61	4-1-2037	125,064	123,803
FHLMC (RFUCCT1Y+1.87%)±	5.25	5-1-2035	10,263	10,048
FHLMC (RFUCCT1Y+1.91%)±	4.64	3-1-2032	95,348	94,393
FHLMC (RFUCCT1Y+1.93%)±	5.06	4-1-2035	451,296	447,072
FHLMC (RFUCCT1Y+1.99%)±	5.00	7-1-2036	103,501	102,486
FHLMC (RFUCCT1Y+2.06%)±	4.72	3-1-2038	436,818	447,849
FHLMC (RFUCCT6M+1.42%)±	4.67	2-1-2037	1,352	1,333
FHLMC (RFUCCT6M+1.68%)±	5.01	1-1-2037	356,573	359,342
FHLMC (RFUCCT6M+1.73%)±	4.98	6-1-2024	117	116
FHLMC (RFUCCT6M+1.83%)±	5.19	6-1-2037	121,486	118,937
FHLMC (RFUCCT6M+2.12%)±	5.80	5-1-2037	19,069	18,664
FHLMC (RFUCCT6M+2.20%)±	5.49	6-1-2026	74,604	73,582
FHLMC (RFUCCT6M+3.83%)±	7.21	11-1-2026	7,284	7,183
FHLMC Series 1671 Class QA (Enterprise 11th District COFI Institutional Replacement+0.95%)±	3.96	2-15-2024	10,381	10,368
FHLMC Series 1686 Class FE (Enterprise 11th District COFI Institutional Replacement+1.10%)±	4.11	2-15-2024	24	24
FHLMC Series 1709 Class FA (10 Year Treasury Constant Maturity -0.85%)±	4.02	3-15-2024	1,808	1,802
FHLMC Series 1730 Class FA (10 Year Treasury Constant Maturity -0.60%)±	4.27	5-15-2024	2,542	2,534
FHLMC Series 2315 Class FW (30 Day Average U.S. SOFR+0.66%)±	5.99	4-15-2027	12,183	12,159
FHLMC Series 2391 Class EF (30 Day Average U.S. SOFR+0.61%)±	5.94	6-15-2031	20,877	20,720
FHLMC Series 2454 Class SL (30 Day Average U.S. SOFR+7.89%)ƒ±	2.56	3-15-2032	47,665	4,403
FHLMC Series 2461 Class FI (30 Day Average U.S. SOFR+0.61%)±	5.94	4-15-2028	24,091	24,014
FHLMC Series 2464 Class FE (30 Day Average U.S. SOFR+1.11%)±	6.44	3-15-2032	31,067	31,298
FHLMC Series 2466 Class FV (30 Day Average U.S. SOFR+0.66%)±	5.99	3-15-2032	57,987	57,751
FHLMC Series 2538 Class F (30 Day Average U.S. SOFR+0.71%)±	6.04	12-15-2032	125,109	124,983
FHLMC Series 2781 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	4-15-2034	2,292,320	2,251,896
FHLMC Series 3067 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	11-15-2035	451,600	440,063
FHLMC Series 3114 Class FT (30 Day Average U.S. SOFR+0.46%)±	5.79	9-15-2030	150,431	149,468
See accompanying notes to portfolio of investments
4 | Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 3140 Class GF (30 Day Average U.S. SOFR+0.46%)±	5.79%	3-15-2036	$371,838	$361,608
FHLMC Series 3146 Class FP (30 Day Average U.S. SOFR+0.46%)±	5.79	4-15-2036	343,235	334,681
FHLMC Series 3149 Class FB (30 Day Average U.S. SOFR+0.46%)±	5.79	5-15-2036	580,299	569,871
FHLMC Series 3240 Class FM (30 Day Average U.S. SOFR+0.46%)±	5.79	11-15-2036	606,159	588,793
FHLMC Series 3284 Class CF (30 Day Average U.S. SOFR+0.48%)±	5.81	3-15-2037	398,427	384,682
FHLMC Series 3286 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.84	3-15-2037	48,850	46,866
FHLMC Series 3311 Class KF (30 Day Average U.S. SOFR+0.45%)±	5.78	5-15-2037	695,242	672,285
FHLMC Series 3312 Class FN (30 Day Average U.S. SOFR+0.33%)±	5.66	7-15-2036	610,407	590,269
FHLMC Series 3436 Class A±±	6.01	11-15-2036	203,179	205,038
FHLMC Series 3684 Class FM (30 Day Average U.S. SOFR+0.46%)±	5.51	11-15-2036	824,393	806,835
FHLMC Series 3753 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	11-15-2040	980,187	948,547
FHLMC Series 3757 Class PF (30 Day Average U.S. SOFR+0.61%)±	5.94	8-15-2040	218,434	216,405
FHLMC Series 3822 Class FY (30 Day Average U.S. SOFR+0.51%)±	5.84	2-15-2033	389,588	387,053
FHLMC Series 3827 Class DF (30 Day Average U.S. SOFR+0.56%)±	5.89	3-15-2041	111,342	107,819
FHLMC Series 3925 Class FL (30 Day Average U.S. SOFR+0.56%)±	5.89	1-15-2041	36,663	36,352
FHLMC Series 3997 Class FQ (30 Day Average U.S. SOFR+0.61%)±	5.94	2-15-2042	425,973	411,433
FHLMC Series 4013 Class QF (30 Day Average U.S. SOFR+0.66%)±	5.99	3-15-2041	193,365	191,073
FHLMC Series 4039 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	5-15-2042	679,869	661,620
FHLMC Series 4136 Class DF (30 Day Average U.S. SOFR+0.41%)±	5.74	11-15-2042	424,313	403,977
FHLMC Series 4143 Class KF (30 Day Average U.S. SOFR+0.46%)±	5.02	9-15-2037	1,153,031	1,112,099
FHLMC Series 4248 Class FL (30 Day Average U.S. SOFR+0.56%)±	5.89	5-15-2041	167,297	162,943
FHLMC Series 4316 Class JF (30 Day Average U.S. SOFR+0.51%)±	5.84	1-15-2044	607,749	586,457
FHLMC Series 4474 Class WF (30 Day Average U.S. SOFR+0.46%)±	4.90	12-15-2036	906,948	886,510
FHLMC Series 4477 Class FG (30 Day Average U.S. SOFR+0.41%)±	4.93	10-15-2040	894,613	871,127
FHLMC Series 4503 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.34	2-15-2042	1,106,625	1,066,958
FHLMC Series 4515 Class FA (30 Day Average U.S. SOFR+0.48%)±	5.23	8-15-2038	151,166	147,710
FHLMC Series 4604 Class PA	3.00	1-15-2044	26,258	26,106
FHLMC Series 4624 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.05	12-15-2038	1,829,468	1,793,336
FHLMC Series 4678 Class AF (30 Day Average U.S. SOFR+0.51%)±	5.00	12-15-2042	791,306	772,298
FHLMC Series 4691 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	6-15-2047	422,871	401,596
FHLMC Series 4707 Class FD (30 Day Average U.S. SOFR+0.46%)±	5.20	9-15-2044	2,279,480	2,224,723
FHLMC Series 4754 Class FM (30 Day Average U.S. SOFR+0.41%)±	5.74	2-15-2048	1,051,338	996,964
FHLMC Series 4779 Class WF (30 Day Average U.S. SOFR+0.46%)±	5.13	7-15-2044	1,073,388	1,033,820
FHLMC Series 4821 Class FA (30 Day Average U.S. SOFR+0.41%)±	5.74	7-15-2048	307,691	292,161
FHLMC Series 4831 Class FD (30 Day Average U.S. SOFR+0.41%)±	5.74	10-15-2048	1,013,785	962,155
FHLMC Series 4842 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	11-15-2048	770,025	733,593
FHLMC Series 4906 Class WF (30 Day Average U.S. SOFR+0.51%)±	4.86	12-15-2038	1,350,209	1,317,546
FHLMC Series 4908 Class FA (30 Day Average U.S. SOFR+0.55%)±	5.33	12-15-2042	1,260,636	1,235,403
FHLMC Series 4915 Class FE (30 Day Average U.S. SOFR+0.51%)±	5.54	2-15-2038	3,272,375	3,201,448
FHLMC Series 4921 Class FN (30 Day Average U.S. SOFR+0.56%)±	5.89	10-25-2049	855,936	819,245
FHLMC Series 4925 Class WF (30 Day Average U.S. SOFR+0.51%)±	5.77	8-15-2038	2,977,515	2,913,236
FHLMC Series 4925 Class FY (30 Day Average U.S. SOFR+0.56%)±	5.89	10-25-2049	309,763	296,191
FHLMC Series 4933 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	12-25-2049	891,919	855,819
FHLMC Series KF62 Class A (30 Day Average U.S. SOFR+0.59%)±	5.91	4-25-2026	1,274,562	1,272,464
FNMA	6.50	5-1-2031	19,942	20,598
FNMA	7.06	1-1-2027	5,673	5,822
FNMA	7.50	1-1-2031	12,492	12,468
FNMA	7.50	1-1-2033	29,035	28,984
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 5

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	7.50%	5-1-2033	$60,920	$60,827
FNMA	7.50	7-1-2033	13,492	13,449
FNMA	7.50	8-1-2033	33,510	33,440
FNMA	8.00	12-1-2026	12,901	12,890
FNMA	8.00	3-1-2030	8	8
FNMA	8.00	5-1-2033	28,199	28,077
FNMA	8.50	8-15-2024	453	451
FNMA (1 Year Treasury Constant Maturity+1.50%)±	4.69	8-1-2030	187,717	186,208
FNMA (1 Year Treasury Constant Maturity+1.52%)±	5.52	8-1-2033	333,710	331,286
FNMA (1 Year Treasury Constant Maturity+1.58%)±	3.87	3-1-2034	162,582	159,771
FNMA (1 Year Treasury Constant Maturity+1.63%)±	5.63	11-1-2029	3,861	3,805
FNMA (1 Year Treasury Constant Maturity+1.66%)±	5.21	7-1-2048	309,732	311,093
FNMA (1 Year Treasury Constant Maturity+1.70%)±	3.82	2-1-2033	158,381	158,007
FNMA (1 Year Treasury Constant Maturity+1.76%)±	5.51	8-1-2032	26,054	25,871
FNMA (1 Year Treasury Constant Maturity+1.85%)±	5.09	7-1-2038	371,744	368,759
FNMA (1 Year Treasury Constant Maturity+1.88%)±	5.65	8-1-2031	24,300	24,141
FNMA (1 Year Treasury Constant Maturity+1.96%)±	5.08	3-1-2032	11,845	11,796
FNMA (1 Year Treasury Constant Maturity+2.03%)±	5.02	12-1-2032	147,491	146,058
FNMA (1 Year Treasury Constant Maturity+2.07%)±	5.73	12-1-2033	116,155	115,105
FNMA (1 Year Treasury Constant Maturity+2.10%)±	5.10	7-1-2035	35,093	34,768
FNMA (1 Year Treasury Constant Maturity+2.10%)±	5.17	9-1-2036	108,519	107,351
FNMA (1 Year Treasury Constant Maturity+2.10%)±	5.29	4-1-2040	45,470	46,209
FNMA (1 Year Treasury Constant Maturity+2.11%)±	5.52	7-1-2035	71,387	71,068
FNMA (1 Year Treasury Constant Maturity+2.12%)±	4.49	8-1-2026	3,473	3,443
FNMA (1 Year Treasury Constant Maturity+2.12%)±	5.12	3-1-2031	12,275	12,181
FNMA (1 Year Treasury Constant Maturity+2.15%)±	6.08	2-1-2033	28,302	28,219
FNMA (1 Year Treasury Constant Maturity+2.17%)±	5.10	12-1-2039	75,173	74,719
FNMA (1 Year Treasury Constant Maturity+2.17%)±	5.69	9-1-2030	14,272	14,178
FNMA (1 Year Treasury Constant Maturity+2.18%)±	4.30	12-1-2024	4,568	4,541
FNMA (1 Year Treasury Constant Maturity+2.18%)±	5.02	1-1-2036	196,650	193,561
FNMA (1 Year Treasury Constant Maturity+2.18%)±	5.65	6-1-2035	43,832	43,618
FNMA (1 Year Treasury Constant Maturity+2.18%)±	5.74	1-1-2036	107,831	107,220
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.11	9-1-2035	295,015	302,996
FNMA (1 Year Treasury Constant Maturity+2.19%)±	4.44	3-1-2035	163,102	160,885
FNMA (1 Year Treasury Constant Maturity+2.19%)±	4.79	5-1-2034	194,035	190,686
FNMA (1 Year Treasury Constant Maturity+2.19%)±	5.09	9-1-2033	99,142	98,174
FNMA (1 Year Treasury Constant Maturity+2.19%)±	5.26	5-1-2036	537,800	541,481
FNMA (1 Year Treasury Constant Maturity+2.19%)±	5.46	6-1-2027	21,946	21,778
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.19	8-1-2033	192,867	191,518
FNMA (1 Year Treasury Constant Maturity+2.20%)±	5.17	12-1-2040	2,481,685	2,523,773
FNMA (1 Year Treasury Constant Maturity+2.20%)±	5.38	1-1-2033	109,800	109,360
FNMA (1 Year Treasury Constant Maturity+2.20%)±	5.38	12-1-2040	1,186,395	1,207,696
FNMA (1 Year Treasury Constant Maturity+2.21%)±	3.74	8-1-2026	4,259	4,222
FNMA (1 Year Treasury Constant Maturity+2.21%)±	4.58	1-1-2027	1,196	1,191
FNMA (1 Year Treasury Constant Maturity+2.21%)±	5.01	5-1-2037	271,731	269,226
FNMA (1 Year Treasury Constant Maturity+2.21%)±	5.41	9-1-2035	598,568	604,250
FNMA (1 Year Treasury Constant Maturity+2.21%)±	5.58	10-1-2034	441,602	449,667
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.01	8-1-2035	191,996	193,148
See accompanying notes to portfolio of investments
6 | Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.22%)±	4.23%	7-1-2029	$92,635	$89,732
FNMA (1 Year Treasury Constant Maturity+2.22%)±	4.35	8-1-2031	68,215	67,086
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.35	6-1-2035	126,135	126,370
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.36	12-1-2040	1,008,070	1,026,337
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.97	7-1-2035	13,205	13,157
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.16	7-1-2035	166,680	168,012
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.35	10-1-2034	85,406	84,508
FNMA (1 Year Treasury Constant Maturity+2.23%)±	5.48	7-1-2037	84,397	86,483
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.07	11-1-2038	1,337,437	1,365,627
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.25	4-1-2038	226,973	225,443
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.39	7-1-2028	34	34
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.57	7-1-2038	1,205,736	1,230,551
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.70	1-1-2037	210,604	209,489
FNMA (1 Year Treasury Constant Maturity+2.25%)±	5.71	10-1-2036	171,432	174,826
FNMA (1 Year Treasury Constant Maturity+2.28%)±	4.40	7-1-2024	444	442
FNMA (1 Year Treasury Constant Maturity+2.28%)±	6.28	9-1-2026	7,736	7,676
FNMA (1 Year Treasury Constant Maturity+2.29%)±	5.68	5-1-2033	122,441	121,208
FNMA (1 Year Treasury Constant Maturity+2.29%)±	5.72	6-1-2037	540,801	550,687
FNMA (1 Year Treasury Constant Maturity+2.29%)±	5.86	1-1-2031	25,166	24,862
FNMA (1 Year Treasury Constant Maturity+2.29%)±	5.90	5-1-2034	88,421	87,691
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.29	12-1-2030	13,030	12,969
FNMA (1 Year Treasury Constant Maturity+2.30%)±	6.30	1-1-2026	18,406	18,293
FNMA (1 Year Treasury Constant Maturity+2.31%)±	4.82	12-1-2034	203,408	203,593
FNMA (1 Year Treasury Constant Maturity+2.31%)±	5.31	12-1-2030	131,462	130,459
FNMA (1 Year Treasury Constant Maturity+2.32%)±	4.57	4-1-2028	19,476	19,182
FNMA (1 Year Treasury Constant Maturity+2.32%)±	5.16	5-1-2025	4,825	4,807
FNMA (1 Year Treasury Constant Maturity+2.32%)±	5.70	7-1-2030	57,917	57,445
FNMA (1 Year Treasury Constant Maturity+2.33%)±	6.33	11-1-2024	5,329	5,308
FNMA (1 Year Treasury Constant Maturity+2.35%)±	5.35	6-1-2027	14,603	14,471
FNMA (1 Year Treasury Constant Maturity+2.35%)±	5.72	9-1-2037	27,549	27,327
FNMA (1 Year Treasury Constant Maturity+2.36%)±	5.54	11-1-2034	108,585	111,199
FNMA (1 Year Treasury Constant Maturity+2.37%)±	3.85	9-1-2030	188,210	180,677
FNMA (1 Year Treasury Constant Maturity+2.37%)±	6.50	7-1-2027	7,512	7,437
FNMA (1 Year Treasury Constant Maturity+2.38%)±	6.38	7-1-2027	31,662	31,453
FNMA (1 Year Treasury Constant Maturity+2.40%)±	4.53	6-1-2024	1,803	1,794
FNMA (1 Year Treasury Constant Maturity+2.40%)±	6.53	9-1-2033	219,618	218,243
FNMA (1 Year Treasury Constant Maturity+2.41%)±	5.28	5-1-2027	18,225	18,021
FNMA (1 Year Treasury Constant Maturity+2.44%)±	5.69	7-1-2037	655,021	663,287
FNMA (1 Year Treasury Constant Maturity+2.46%)±	4.88	5-1-2033	30,878	30,583
FNMA (1 Year Treasury Constant Maturity+2.47%)±	5.44	7-1-2028	53,779	53,220
FNMA (1 Year Treasury Constant Maturity+2.47%)±	6.47	9-1-2028	20,663	20,506
FNMA (1 Year Treasury Constant Maturity+2.49%)±	4.74	4-1-2038	135,365	133,028
FNMA (1 Year Treasury Constant Maturity+2.49%)±	5.01	5-1-2035	277,600	280,908
FNMA (1 Year Treasury Constant Maturity+2.49%)±	5.61	7-1-2037	70,896	70,924
FNMA (1 Year Treasury Constant Maturity+2.50%)±	4.14	9-1-2030	147,226	142,225
FNMA (1 Year Treasury Constant Maturity+2.50%)±	4.63	6-1-2032	59,547	58,685
FNMA (1 Year Treasury Constant Maturity+2.50%)±	5.33	10-1-2029	141,060	139,726
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.50	3-1-2027	7,508	7,457
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 7

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.52%)±	4.64%	11-1-2024	$3,940	$3,918
FNMA (1 Year Treasury Constant Maturity+2.60%)±	6.72	10-1-2025	2,019	2,004
FNMA (1 Year Treasury Constant Maturity+2.64%)±	4.77	10-1-2028	11,374	11,217
FNMA (1 Year Treasury Constant Maturity+2.64%)±	5.64	3-1-2030	2,706	2,677
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.08	7-1-2028	22,571	22,401
FNMA (1 Year Treasury Constant Maturity+2.70%)±	5.76	5-1-2035	442,070	439,755
FNMA (1 Year Treasury Constant Maturity+2.72%)±	5.09	8-1-2035	88,976	87,938
FNMA (1 Year Treasury Constant Maturity+2.89%)±	6.70	9-1-2030	68,713	68,210
FNMA (1 Year Treasury Constant Maturity+3.03%)±	7.16	1-1-2029	13,542	13,486
FNMA (11th District COFI+1.25%)±	4.13	11-1-2024	21	21
FNMA (11th District COFI+1.25%)±	4.26	4-1-2034	86,348	83,208
FNMA (11th District COFI+1.26%)±	4.18	1-1-2035	99,153	95,734
FNMA (11th District COFI+1.27%)±	4.09	3-1-2033	32,682	31,683
FNMA (11th District COFI+1.27%)±	4.75	1-1-2038	3,367	3,308
FNMA (11th District COFI+1.29%)±	4.21	9-1-2037	618,134	596,403
FNMA (11th District COFI+1.69%)±	4.66	1-1-2036	74,342	72,207
FNMA (11th District COFI+1.70%)±	4.66	4-1-2030	252	247
FNMA (11th District COFI+1.82%)±	3.31	5-1-2028	13,578	13,331
FNMA (11th District COFI+1.82%)±	4.79	6-1-2034	28,664	28,252
FNMA (11th District COFI+1.84%)±	4.72	10-1-2027	41,588	41,183
FNMA (11th District COFI+1.90%)±	5.98	5-1-2034	24,209	24,360
FNMA (11th District COFI+1.91%)±	4.80	3-1-2033	105,876	103,668
FNMA (11th District COFI+1.92%)±	4.36	9-1-2030	103,209	101,338
FNMA (11th District COFI+1.93%)±	4.96	12-1-2036	8,500	8,413
FNMA (12 Month Treasury Average+1.21%)±	6.01	4-1-2042	518,128	494,446
FNMA (12 Month Treasury Average+1.73%)±	6.56	6-1-2035	171,403	168,605
FNMA (12 Month Treasury Average+1.75%)±	6.58	10-1-2035	256,568	249,998
FNMA (12 Month Treasury Average+1.83%)±	6.68	7-1-2035	216,575	212,489
FNMA (12 Month Treasury Average+1.85%)±	6.65	11-1-2035	29,151	28,336
FNMA (12 Month Treasury Average+1.86%)±	6.66	11-1-2035	227,856	222,157
FNMA (12 Month Treasury Average+1.90%)±	6.72	7-1-2035	155,805	152,164
FNMA (12 Month Treasury Average+1.94%)±	6.73	11-1-2035	11,486	11,325
FNMA (12 Month Treasury Average+1.96%)±	6.76	11-1-2035	229,061	222,372
FNMA (12 Month Treasury Average+2.06%)±	6.85	10-1-2035	98,703	97,685
FNMA (12 Month Treasury Average+2.08%)±	6.83	1-1-2035	203,633	199,763
FNMA (12 Month Treasury Average+2.11%)±	6.91	8-1-2035	94,861	93,557
FNMA (12 Month Treasury Average+2.36%)±	7.16	8-1-2040	251,062	247,948
FNMA (12 Month Treasury Average+2.48%)±	4.91	6-1-2040	354,514	347,006
FNMA (3 Year Treasury Constant Maturity+2.15%)±	2.90	8-1-2031	19,366	18,947
FNMA (5 Year Treasury Constant Maturity+1.90%)±	3.49	9-1-2031	81,834	79,132
FNMA (5 Year Treasury Constant Maturity+2.43%)±	4.82	6-1-2028	8,821	8,866
FNMA (Enterprise 11th District COFI Institutional Replacement+1.40%)±	3.83	4-1-2024	20,131	20,024
FNMA (Federal COFI+2.00%)±	4.25	8-1-2029	16,510	16,452
FNMA (Federal COFI+2.46%)±	5.14	2-1-2029	161,922	161,101
FNMA (RFUCCT1M+1.17%)±	6.55	5-1-2029	24,853	25,001
FNMA (RFUCCT1Y+1.53%)±	5.46	9-1-2036	165,211	162,971
FNMA (RFUCCT1Y+1.53%)±	5.78	9-1-2035	213,815	217,122
See accompanying notes to portfolio of investments
8 | Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT1Y+1.56%)±	3.99%	2-1-2044	$32,147	$32,585
FNMA (RFUCCT1Y+1.56%)±	4.90	1-1-2040	46,717	46,223
FNMA (RFUCCT1Y+1.57%)±	3.82	11-1-2044	62,304	62,072
FNMA (RFUCCT1Y+1.57%)±	5.34	6-1-2043	2,413,413	2,437,999
FNMA (RFUCCT1Y+1.59%)±	5.34	6-1-2044	341,393	347,183
FNMA (RFUCCT1Y+1.59%)±	5.46	9-1-2044	552,091	561,294
FNMA (RFUCCT1Y+1.59%)±	5.63	8-1-2045	224,943	228,872
FNMA (RFUCCT1Y+1.59%)±	6.84	2-1-2043	252,135	254,747
FNMA (RFUCCT1Y+1.60%)±	2.23	8-1-2050	1,941,434	1,699,623
FNMA (RFUCCT1Y+1.60%)±	4.12	3-1-2046	578,180	587,525
FNMA (RFUCCT1Y+1.60%)±	5.85	9-1-2037	329,745	325,951
FNMA (RFUCCT1Y+1.62%)±	2.39	8-1-2050	2,524,190	2,230,218
FNMA (RFUCCT1Y+1.62%)±	2.52	4-1-2050	1,200,615	1,112,918
FNMA (RFUCCT1Y+1.64%)±	4.86	11-1-2038	78,742	78,255
FNMA (RFUCCT1Y+1.64%)±	7.21	9-1-2042	70,414	70,915
FNMA (RFUCCT1Y+1.67%)±	4.77	6-1-2041	618,446	630,712
FNMA (RFUCCT1Y+1.67%)±	5.62	6-1-2036	25,668	25,617
FNMA (RFUCCT1Y+1.67%)±	5.79	7-1-2035	249,106	254,294
FNMA (RFUCCT1Y+1.71%)±	4.82	4-1-2034	180,488	183,534
FNMA (RFUCCT1Y+1.72%)±	5.74	6-1-2035	35,739	36,530
FNMA (RFUCCT1Y+1.73%)±	5.25	7-1-2043	955,306	977,203
FNMA (RFUCCT1Y+1.74%)±	4.85	2-1-2045	636,763	645,693
FNMA (RFUCCT1Y+1.74%)±	4.96	9-1-2042	107,937	110,189
FNMA (RFUCCT1Y+1.75%)±	4.00	1-1-2035	151,016	150,927
FNMA (RFUCCT1Y+1.75%)±	4.53	4-1-2033	242,811	240,228
FNMA (RFUCCT1Y+1.75%)±	4.66	4-1-2034	70,396	69,047
FNMA (RFUCCT1Y+1.75%)±	4.80	5-1-2035	191,306	188,382
FNMA (RFUCCT1Y+1.75%)±	5.55	7-1-2035	183,422	183,928
FNMA (RFUCCT1Y+1.77%)±	5.35	7-1-2044	1,236,451	1,267,100
FNMA (RFUCCT1Y+1.78%)±	5.36	1-1-2042	959,411	985,080
FNMA (RFUCCT1Y+1.83%)±	5.81	1-1-2033	46,645	46,184
FNMA (RFUCCT1Y+1.90%)±	6.15	10-1-2034	209,734	207,116
FNMA (RFUCCT1Y+1.91%)±	5.83	5-1-2038	228,608	235,216
FNMA (RFUCCT1Y+1.93%)±	5.68	5-1-2037	379,341	376,366
FNMA (RFUCCT1Y+2.02%)±	6.27	9-1-2035	140,153	143,105
FNMA (RFUCCT6M+1.03%)±	4.15	2-1-2033	85,393	84,025
FNMA (RFUCCT6M+1.16%)±	4.50	8-1-2033	2,441	2,403
FNMA (RFUCCT6M+1.18%)±	6.93	8-1-2033	32,582	32,579
FNMA (RFUCCT6M+1.31%)±	4.81	10-1-2037	268,813	269,215
FNMA (RFUCCT6M+1.38%)±	6.75	12-1-2031	12,374	12,330
FNMA (RFUCCT6M+1.38%)±	7.00	8-1-2031	83,411	83,428
FNMA (RFUCCT6M+1.39%)±	7.02	1-1-2032	50,829	50,763
FNMA (RFUCCT6M+1.42%)±	7.29	12-1-2031	95,758	96,268
FNMA (RFUCCT6M+1.51%)±	5.10	11-1-2034	251,422	247,945
FNMA (RFUCCT6M+1.55%)±	7.05	1-1-2035	321,193	324,958
FNMA (RFUCCT6M+1.55%)±	7.25	3-1-2034	68,047	68,298
FNMA (RFUCCT6M+1.62%)±	7.08	6-1-2037	275,507	279,002
FNMA (RFUCCT6M+1.74%)±	4.87	12-1-2024	5,327	5,278
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 9

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT6M+1.74%)±	5.49%	10-1-2024	$6,308	$6,244
FNMA (RFUCCT6M+1.93%)±	5.05	6-1-2032	47,393	46,982
FNMA (RFUCCT6M+1.96%)±	5.28	1-1-2033	43,410	42,729
FNMA (RFUCCT6M+1.98%)±	5.23	9-1-2033	40,010	39,267
FNMA (RFUCCT6M+2.25%)±	5.54	3-1-2034	343,713	341,053
FNMA (RFUCCT6M+2.31%)±	6.06	4-1-2033	137,006	134,917
FNMA (RFUCCT6M+2.35%)±	5.85	5-1-2033	407,055	407,842
FNMA (RFUCCT6M+2.48%)±	5.73	7-1-2033	23,491	23,137
FNMA (RFUCCT6M+2.51%)±	5.69	4-1-2033	123,679	122,785
FNMA (RFUCCT6M+2.63%)±	6.18	4-1-2024	2,392	2,378
FNMA (RFUCCT6M+3.36%)±	7.07	12-1-2032	74,619	73,485
FNMA Series 1993-247 Class FM (30 Day Average U.S. SOFR+1.92%)±	7.24	12-25-2023	60	60
FNMA Series 2001-50 Class BA	7.00	10-25-2041	46,182	46,499
FNMA Series 2001-63 Class FD (30 Day Average U.S. SOFR+0.71%)±	6.04	12-18-2031	32,602	32,570
FNMA Series 2001-81 Class F (30 Day Average U.S. SOFR+0.66%)±	5.99	1-25-2032	17,357	17,244
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	860,624	863,892
FNMA Series 2001-T12 Class A4±±	4.59	8-25-2041	1,513,479	1,500,127
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	65,568	66,181
FNMA Series 2001-T8 Class A1	7.50	7-25-2041	50,719	50,028
FNMA Series 2001-W1 Class AV1 (30 Day Average U.S. SOFR+0.23%)±	5.56	8-25-2031	15,648	14,944
FNMA Series 2001-W3 Class A±±	4.87	9-25-2041	185,884	179,067
FNMA Series 2002-5 Class FD (30 Day Average U.S. SOFR+1.01%)±	6.34	2-25-2032	23,991	24,053
FNMA Series 2002-59 Class F (30 Day Average U.S. SOFR+0.51%)±	5.84	9-25-2032	66,063	65,730
FNMA Series 2002-66 Class A3±±	4.23	4-25-2042	3,354,846	3,301,495
FNMA Series 2002-T12 Class A5±±	4.81	10-25-2041	785,086	757,241
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	705,423	730,743
FNMA Series 2002-T18 Class A5±±	4.65	5-25-2042	1,540,006	1,466,239
FNMA Series 2002-T19 Class A4±±	4.76	3-25-2042	91,724	88,137
FNMA Series 2002-W1 Class 3A±±	3.69	4-25-2042	388,932	357,645
FNMA Series 2002-W4 Class A6±±	4.28	5-25-2042	682,229	653,183
FNMA Series 2003-63 Class A8±±	4.01	1-25-2043	517,310	506,279
FNMA Series 2003-7 Class A2±±	4.39	5-25-2042	276,403	273,052
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	5.72	3-25-2033	603,151	592,818
FNMA Series 2003-W10 Class 2A±±	3.75	6-25-2043	1,031,229	958,402
FNMA Series 2003-W18 Class 2A±±	4.35	6-25-2043	1,207,407	1,166,995
FNMA Series 2003-W2 Class 1A3	7.50	7-25-2042	173,079	179,588
FNMA Series 2003-W4 Class 5A±±	3.96	10-25-2042	366,266	322,180
FNMA Series 2003-W6 Class 6A±±	4.14	8-25-2042	426,206	406,161
FNMA Series 2003-W8 Class 4A±±	4.40	11-25-2042	525,640	501,310
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	5.56	6-25-2033	811,299	771,786
FNMA Series 2004-17 Class FT (30 Day Average U.S. SOFR+0.51%)±	5.84	4-25-2034	362,248	359,250
FNMA Series 2004-T1 Class 2A±±	3.73	8-25-2043	667,366	613,120
FNMA Series 2004-T3 Class 2A±±	4.44	8-25-2043	503,074	490,644
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	223,554	228,705
FNMA Series 2004-W1 Class 3A±±	4.51	1-25-2043	30,282	27,176
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	106,255	109,422
FNMA Series 2004-W12 Class 2A±±	4.28	6-25-2044	1,578,639	1,502,971
See accompanying notes to portfolio of investments
10 | Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2004-W15 Class 3A±±	4.29%	6-25-2044	$2,151,219	$2,071,967
FNMA Series 2004-W2 Class 5A	7.50	3-25-2044	33,564	34,451
FNMA Series 2005-25 Class PF (30 Day Average U.S. SOFR+0.46%)±	5.79	4-25-2035	492,691	480,144
FNMA Series 2005-W3 Class 3A±±	4.17	4-25-2045	429,230	405,888
FNMA Series 2006-112 Class LF (30 Day Average U.S. SOFR+0.66%)±	5.99	11-25-2036	857,555	833,754
FNMA Series 2006-16 Class FA (30 Day Average U.S. SOFR+0.41%)±	5.74	3-25-2036	313,631	306,646
FNMA Series 2006-44 Class FY (30 Day Average U.S. SOFR+0.68%)±	6.01	6-25-2036	608,405	600,763
FNMA Series 2006-5 Class 1A±±	4.60	8-25-2034	1,548,864	1,582,711
FNMA Series 2006-W1 Class 3A±±	3.91	10-25-2045	1,336,186	1,295,403
FNMA Series 2007-109 Class PF (30 Day Average U.S. SOFR+0.76%)±	6.09	12-25-2037	246,424	241,276
FNMA Series 2007-4 Class DF (30 Day Average U.S. SOFR+0.56%)±	5.89	2-25-2037	488,620	472,619
FNMA Series 2007-86 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.89	9-25-2037	837,509	822,270
FNMA Series 2007-95 Class A2 (30 Day Average U.S. SOFR+0.36%)±	4.55	8-27-2036	82,197	80,556
FNMA Series 2008-67 Class FG (30 Day Average U.S. SOFR+1.11%)±	6.44	7-25-2038	477,594	476,626
FNMA Series 2009-106 Class FA (30 Day Average U.S. SOFR+0.86%)±	6.19	1-25-2040	691,713	686,898
FNMA Series 2009-11 Class FU (30 Day Average U.S. SOFR+1.11%)±	6.44	3-25-2049	80,511	80,626
FNMA Series 2010-54 Class AF (30 Day Average U.S. SOFR+0.67%)±	6.00	4-25-2037	186,275	182,539
FNMA Series 2011-121 Class PF (30 Day Average U.S. SOFR+0.46%)±	5.79	12-25-2041	181,854	175,430
FNMA Series 2012-122 Class FM (30 Day Average U.S. SOFR+0.51%)±	5.84	11-25-2042	818,858	784,331
FNMA Series 2012-47 Class FW (30 Day Average U.S. SOFR+1.81%)±	7.14	5-25-2027	53,218	54,105
FNMA Series 2013-130 Class CF (30 Day Average U.S. SOFR+0.36%)±	5.69	6-25-2043	266,239	260,980
FNMA Series 2013-23 Class LF (30 Day Average U.S. SOFR+0.46%)±	4.89	3-25-2043	2,400,082	2,365,714
FNMA Series 2014-10 Class CF (30 Day Average U.S. SOFR+0.41%)±	4.56	3-25-2044	544,952	530,703
FNMA Series 2014-49 Class AF (30 Day Average U.S. SOFR+0.43%)±	5.36	8-25-2044	99,665	96,336
FNMA Series 2015-38 Class DF (30 Day Average U.S. SOFR+0.42%)±	5.52	6-25-2055	1,226,418	1,202,524
FNMA Series 2015-4 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.53	2-25-2045	747,564	723,405
FNMA Series 2016-40 Class AF (30 Day Average U.S. SOFR+0.56%)±	5.25	7-25-2046	3,579,031	3,526,398
FNMA Series 2016-58 Class FA (30 Day Average U.S. SOFR+0.59%)±	5.40	8-25-2046	392,854	386,849
FNMA Series 2016-62 Class AF (30 Day Average U.S. SOFR+0.56%)±	5.33	9-25-2046	468,004	461,970
FNMA Series 2016-64 Class KF (30 Day Average U.S. SOFR+0.58%)±	5.13	9-25-2046	965,688	936,892
FNMA Series 2016-76 Class CF (30 Day Average U.S. SOFR+0.56%)±	5.52	10-25-2046	563,343	548,185
FNMA Series 2016-82 Class FM (30 Day Average U.S. SOFR+0.51%)±	5.44	11-25-2046	1,163,738	1,128,458
FNMA Series 2016-87 Class AF (30 Day Average U.S. SOFR+0.51%)±	5.14	11-25-2046	241,453	237,511
FNMA Series 2017-45 Class FA (30 Day Average U.S. SOFR+0.43%)±	5.47	6-25-2047	2,970,032	2,912,877
FNMA Series 2018-39 Class WF (30 Day Average U.S. SOFR+0.41%)±	5.23	6-25-2048	2,566,667	2,522,854
FNMA Series 2018-47 Class PC	3.50	9-25-2047	132,843	125,150
FNMA Series 2019-25 Class FA (30 Day Average U.S. SOFR+0.56%)±	5.89	6-25-2049	236,653	226,997
FNMA Series 2019-38 Class AF (30 Day Average U.S. SOFR+0.51%)±	5.29	7-25-2049	3,102,630	3,044,076
FNMA Series 2019-42 Class MF (30 Day Average U.S. SOFR+0.51%)±	5.33	8-25-2059	1,570,660	1,519,565
FNMA Series 2019-5 Class FE (30 Day Average U.S. SOFR+0.56%)±	5.89	3-25-2049	344,501	329,941
FNMA Series 2019-53 Class FA (30 Day Average U.S. SOFR+0.51%)±	5.11	9-25-2049	1,219,462	1,176,943
FNMA Series 2020-10 Class Q	3.00	3-25-2050	2,632,596	2,228,504
FNMA Series 2020-29 Class FA (30 Day Average U.S. SOFR+0.76%)±	5.24	5-25-2050	749,363	738,060
FNMA Series 2021-85 Class EF (30 Day Average U.S. SOFR+0.18%)±	5.50	12-25-2051	2,943,281	2,857,726
GNMA	6.45	4-20-2025	6,681	6,740
GNMA	6.45	9-20-2025	9,304	9,734
GNMA	6.50	8-20-2034	108,555	105,801
GNMA	9.00	9-20-2024	80	80
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 11

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	9.00%	11-20-2024	$8	$8
GNMA	9.00	1-20-2025	169	169
GNMA	9.00	2-20-2025	508	508
GNMA (1 Year Treasury Constant Maturity+1.40%)±	6.79	6-20-2058	9,809	9,813
GNMA (1 Year Treasury Constant Maturity+1.50%)±	3.63	1-20-2034	714,044	705,610
GNMA (1 Year Treasury Constant Maturity+2.00%)±	4.38	4-20-2041	25,015	24,658
GNMA (1 Year Treasury Constant Maturity+2.00%)±	5.13	1-20-2041	21,882	21,762
GNMA (RFUCCT1M+0.62%)±	6.03	5-20-2058	91,251	90,868
GNMA Series 2004-80 Class FA (U.S. SOFR 1 Month+0.51%)±	5.85	10-20-2034	322,671	320,352
GNMA Series 2006-16 Class DF (U.S. SOFR 1 Month+0.22%)±	5.56	4-20-2036	1,643,892	1,617,771
GNMA Series 2008-65 Class FG (U.S. SOFR 1 Month+0.86%)±	6.20	8-20-2038	574,679	576,089
GNMA Series 2008-68 Class FA (U.S. SOFR 1 Month+1.06%)±	6.40	8-20-2038	717,253	720,202
GNMA Series 2009-12 Class FA (U.S. SOFR 1 Month+1.06%)±	6.40	3-20-2039	909,888	913,857
GNMA Series 2009-15 Class FL (U.S. SOFR 1 Month+1.06%)±	6.40	3-20-2039	909,888	913,280
GNMA Series 2009-29 Class FL (U.S. SOFR 1 Month+0.76%)±	6.09	5-16-2039	986,183	976,815
GNMA Series 2009-36 Class FE (U.S. SOFR 1 Month+0.91%)±	6.25	9-20-2038	927,769	928,914
GNMA Series 2009-50 Class FW (U.S. SOFR 1 Month+1.11%)±	6.45	7-20-2039	680,348	683,754
GNMA Series 2009-52 Class FD (U.S. SOFR 1 Month+1.06%)±	6.39	7-16-2039	345,927	347,401
GNMA Series 2010-25 Class FH (U.S. SOFR 1 Month+0.83%)±	6.16	2-16-2040	486,624	478,444
GNMA Series 2010-79 Class YF (U.S. SOFR 1 Month+0.46%)±	5.80	5-20-2035	1,555,310	1,525,472
GNMA Series 2011-117 Class FJ (U.S. SOFR 1 Month+0.98%)±	6.32	8-20-2041	885,460	880,453
GNMA Series 2011-H12 Class FA (U.S. SOFR 1 Month+0.60%)±	5.93	2-20-2061	271,728	270,381
GNMA Series 2011-H17 Class FA (U.S. SOFR 1 Month+0.64%)±	5.97	6-20-2061	232,117	231,275
GNMA Series 2012-124 Class GF (U.S. SOFR 1 Month+0.36%)±	5.70	10-20-2042	1,011,514	976,360
GNMA Series 2014-44 Class IAƒ	3.50	5-20-2028	1,191,212	37,304
GNMA Series 2014-H16 Class FL (U.S. SOFR 1 Month+0.58%)±	5.91	7-20-2064	596,826	590,088
GNMA Series 2014-H22 Class FC (U.S. SOFR 1 Month+0.59%)±	5.92	11-20-2064	1,258,278	1,251,620
GNMA Series 2015-H23 Class TA (U.S. SOFR 1 Month+0.58%)±	5.91	9-20-2065	1,284,089	1,276,589
GNMA Series 2016-H24 Class FD (U.S. SOFR 12 Month+1.02%)±	6.45	11-20-2066	328,864	328,594
GNMA Series 2017-130 Class FH (U.S. SOFR 1 Month+0.41%)±	5.75	8-20-2047	1,619,158	1,540,348
GNMA Series 2017-H11 Class FE (U.S. SOFR 12 Month+0.90%)±	5.18	5-20-2067	2,469,442	2,442,353
GNMA Series 2018-120 Class FL (U.S. SOFR 1 Month+0.41%)±	5.75	9-20-2048	239,561	228,841
GNMA Series 2018-49 Class FM (U.S. SOFR 1 Month+0.36%)±	5.70	4-20-2048	1,075,524	1,025,252
GNMA Series 2018-H07 Class FD (U.S. SOFR 1 Month+0.41%)±	5.74	5-20-2068	226,607	226,044
GNMA Series 2018-H13 Class FC (U.S. SOFR 1 Month+0.41%)±	5.74	7-20-2068	212,247	210,186
GNMA Series 2019-103 Class FG (U.S. SOFR 1 Month+0.56%)±	5.90	4-20-2049	933,196	898,679
GNMA Series 2019-129 Class WF (U.S. SOFR 1 Month+0.51%)±	5.83	2-20-2046	1,144,412	1,090,374
GNMA Series 2019-H06 Class FD (U.S. SOFR 1 Month+0.83%)±	6.16	1-20-2069	564,626	552,086
GNMA Series 2019-H09 Class FE (U.S. SOFR 1 Month+0.61%)±	5.94	4-20-2069	873,839	867,344
GNMA Series 2019-H10 Class FB (U.S. SOFR 1 Month+0.71%)±	6.04	6-20-2069	2,756,803	2,679,180
GNMA Series 2019-H15 Class FE (U.S. SOFR 1 Month+0.74%)±	6.07	9-20-2069	1,823,150	1,805,182
GNMA Series 2020-H12 Class F (U.S. SOFR 1 Month+0.61%)±	5.94	7-20-2070	736,050	714,324
GNMA Series 2020-H19 Class FB (U.S. SOFR 1 Month+0.56%)±	5.89	11-20-2070	2,274,859	2,183,975
GNMA Series 2021-H01 Class FC (U.S. SOFR 1 Month+0.51%)±	5.84	11-20-2070	1,344,208	1,303,015
GNMA Series 2021-H14 Class FA (30 Day Average U.S. SOFR+0.30%)±	5.63	4-20-2070	3,454,161	3,326,122
Total agency securities (Cost $249,375,929)				242,157,150
See accompanying notes to portfolio of investments
12 | Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 2.30%
Brazos Education Funding LLC Series 2015-1 Class A (30 Day Average U.S. SOFR+1.11%)144A±	6.44%	10-25-2056	$1,090,000	$1,083,115
EFS Volunteer LLC Series 2010-1 Class A2 (90 Day Average U.S. SOFR+1.11%)144A±	6.45	10-25-2035	115,966	116,019
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	924,423	816,502
Navient Student Loan Trust Series 2021-1A Class A1B (30 Day Average U.S. SOFR+0.71%)144A±	6.04	12-26-2069	728,601	716,078
Nelnet Student Loan Trust Series 2019-4A Class A (U.S. SOFR 1 Month+0.98%)144A±	6.33	9-26-2067	511,161	505,360
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.15	12-17-2068	2,949,163	2,881,135
SLM Student Loan Trust Series 2004-10 Class A7B (90 Day Average U.S. SOFR+0.86%)144A±	6.20	10-25-2029	127,347	127,214
Total asset-backed securities (Cost $6,445,795)				6,245,423
Corporate bonds and notes: 0.74%
Energy: 0.74%
Oil & gas services: 0.74%
Cal Dive I-Title XI, Inc.	4.93	2-1-2027	2,052,447	2,017,176
Total corporate bonds and notes (Cost $2,102,920)				2,017,176
Non-agency mortgage-backed securities: 5.54%
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	522,340	471,060
CSMC Trust Series 2022-NQM1 Class A1144A±±	2.27	11-25-2066	2,600,917	2,159,052
FRESB Mortgage Trust Series 2022-SB94 Class A5H±±	1.72	11-25-2041	5,746,444	5,372,112
GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ4 Class A2144A±±	3.00	1-25-2051	601,761	496,332
Imperial Fund Mortgage Trust Series 2022-NQM1 Class A1144A±±	2.49	2-25-2067	2,194,848	1,888,985
JP Morgan Mortgage Trust Series 2016-5 Class A1144A±±	7.03	12-25-2046	345,888	336,058
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	247,523	219,258
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (U.S. SOFR 1 Month+1.01%)144A±	6.36	1-25-2048	845,786	820,137
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1144A±±	2.75	11-25-2059	179,572	165,280
OBX Trust Series 2022-NQM1 Class A1144A±±	2.31	11-25-2061	2,678,399	2,229,242
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94	5-25-2065	672,516	597,279
Towd Point Mortgage Trust Series 2017-5 Class A1 (U.S. SOFR 1 Month+0.71%)144A±	5.51	2-25-2057	302,575	304,369
Total non-agency mortgage-backed securities (Cost $16,968,936)				15,059,164

	Yield	Shares
Short-term investments: 4.51%
Investment companies: 1.30%
Allspring Government Money Market Fund Select Class♠∞	5.29	3,540,390	3,540,390
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 13

Portfolio of investments—November 30, 2023 (unaudited)

		Yield	Maturity date	Principal	Value
U.S. Treasury securities: 3.21%
U.S. Treasury Bills☼		5.30%	12-14-2023	$3,250,000	$3,243,837
U.S. Treasury Bills☼		5.32	1-9-2024	5,500,000	5,479,836
					8,723,673
Total short-term investments (Cost $12,263,870)					12,264,063
Total investments in securities (Cost $287,157,450)	102.16%				277,742,976
Other assets and liabilities, net	(2.16)				(5,859,236)
Total net assets	100.00%				$271,883,740

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
RFUCCT1M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-month
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,537,678	$21,063,425	$(25,060,713)	$0	$0	$3,540,390	3,540,390	$89,956
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(59)	3-19-2024	$(6,449,338)	$(6,478,016)	$0	$(28,678)
Ultra 10-Year U.S. Treasury Notes	(63)	3-19-2024	(7,112,395)	(7,151,484)	0	(39,089)
See accompanying notes to portfolio of investments
14 | Allspring Adjustable Rate Government Fund

Portfolio of investments—November 30, 2023 (unaudited)

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
2-Year U.S. Treasury Notes	(180)	3-28-2024	$(36,674,737)	$(36,802,969)	$0	$(128,232)
5-Year U.S. Treasury Notes	(130)	3-28-2024	(13,825,476)	(13,890,703)	0	(65,227)
					$0	$(261,226)
See accompanying notes to portfolio of investments
Allspring Adjustable Rate Government Fund | 15

Notes to portfolio of investments—November 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none,the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields,maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis,the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date.  The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Adjustable Rate Government Fund

Notes to portfolio of investments—November 30, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$242,157,150	$0	$242,157,150
Asset-backed securities	0	6,245,423	0	6,245,423
Corporate bonds and notes	0	2,017,176	0	2,017,176
Non-agency mortgage-backed securities	0	15,059,164	0	15,059,164
Short-term investments
Investment companies	3,540,390	0	0	3,540,390
U.S. Treasury securities	8,723,673	0	0	8,723,673
Total assets	$12,264,063	$265,478,913	$0	$277,742,976
Liabilities
Futures contracts	$261,226	$0	$0	$261,226
Total liabilities	$261,226	$0	$0	$261,226
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2023, $1,366,000 was segregated as cash collateral for these open futures contracts.
At November 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Adjustable Rate Government Fund | 17